LONG-TERM LOANS AND CREDIT LINES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Current maturities of long-term loans			$ 1,876	$ 691
Short-term credit line			$ 6,101	6,008
First credit line [Member]
Debt Instrument [Line Items]
Short-term credit line				6,000
Line of Credit Facility, Interest Rate During Period		7.75%
Percentage of tangible assets net			65.00%
Minimum debt service coverage ratio			1.25
Second credit line [Member]
Debt Instrument [Line Items]
Short-term credit line				5,000
Line of Credit Facility, Interest Rate During Period		2.90%
Minimum debt service coverage ratio			1.15
TAT Industries [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 3,700
Current maturities of long-term loans			$ 744,000
Long term debt, interest rate	6.65%		7.25%
Long-term debt, interest rate above LIBOR	0.90%		1.50%
Long-term debt, frequency of payment			equal monthly installments as of April 2021 through February 2033.
Short-term credit line		$ 11,000	$ 7,900
Line of Credit Facility, Interest Rate During Period		2.90%
TAT Industries [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period			4.20%
TAT Industries [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period			3.75%
TAT Industries [Member] | Payroll Protection Program [Member] | Grant [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 5,000
TAT Industries [Member] | Aggregate Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 6,300